Related party transactions (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party borrowings and receivables
Amount payable				$ 5	$ 9
Corporate and business unit services				38	33
Other related party transactions
Net cash received from Ardagh						$ (55)
Tax offset in invested capital						8
Other changes in intercompany balances						(2)
Other related party transactions						$ (49)
Reimbursement of costs from AGSA				$ 8
Forecasted expense
Related party borrowings and receivables
Corporate and business unit services		$ 39	$ 39
Hart Print, Inc.
Other related party transactions
Ownership percentage				92.00%
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding				33.88%
Paul Coulson Ownership Interests | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding				18.83%
Paul Coulson Ownership Interests | Yeoman Capital S.A. and subsidiaries
Related party borrowings and receivables
Percentage of issued share capital holding				52.42%
AMPSA Subsidiary [Member] | Trivium
Other related party transactions
Purchase of land				$ 3
Paul Coulson, Chairman
Related party borrowings and receivables
Shares held in entity				125,000
Key Management Personnel
Related party borrowings and receivables
Amount payable				$ 0	2
Salaries and other short term employee benefits				3	5
Postemployment benefits				1	0
Transaction related and other compensation				$ 0	$ 28
AGSA
Other related party transactions
Net cash received from Ardagh	$ 206
Tax offset in invested capital	(34)
Other changes in intercompany balances	4
Other related party transactions	$ 176